Accounts receivables, net of allowance	12 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
5.	Accounts receivables, net of allowance
	As of June 30,
	2012	2013	2013
	RMB	RMB	US$

Accounts receivables	1,334,607	1,340,186	218,364
Less: allowance for doubtful debts	(583,753)	(1,046,041)	(170,437)
	750,854	294,145	47,927

The movements of the allowance for doubtful debts during the years are as follow:

	As of June 30,
	2012	2013	2013
	RMB	RMB	US$

Balance at the beginning of year	-	583,753	95,114
Additions	583,753	462,288	75,323
Balance at the end of year	583,753	1,046,041	170,437

In determining whether allowance for doubtful debts is required, the Group takes into consideration the ageing status and the likelihood of collection. Following the identification of doubtful debts, the responsible sales personnel discuss with the relevant customers and report on the recoverability. Specific allowance is only made for accounts receivables that are unlikely to be collected.